Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7.
PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Electronic office equipment	68,027	59,780	8,420
Leasehold improvements	506,501	468,265	65,954
Furniture, fixtures and equipment	159,042	154,736	21,794
Total	733,570	682,781	96,168
Less: Accumulated depreciation	(446,678)	(511,863)	(72,095)
Construction in progress	28,088	18,166	2,559
Total	314,980	189,084	26,632

Depreciation expense was RMB213.1 million, RMB204.2 million and RMB155.0 million (US$21.8 million) for the years ended December 31, 2021, 2022 and 2023, respectively, and were included in the following financial statement line items in the consolidated statements of comprehensive loss:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
		(in thousands)
Cost of goods sold	—	13,026	36,086	5,083
Fulfillment expenses	195,022	168,374	104,009	14,648
Sales and marketing expenses	2,666	1,907	1,304	184
General and administrative expenses	7,395	6,804	2,492	351
Product development expenses	7,999	14,096	11,110	1,565
Total	213,082	204,207	155,001	21,831

The disposal gain or loss on property and equipment recognized as a result of closing down certain regional processing centers and frontline fulfillment stations was not significant for the periods presented.